Note 4 - Loans and Related Allowance for Loan and Lease Losses - Additional Information on Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Average recorded investment	$ 12,836	$ 13,411	$ 13,440
Interest income recognized	715	509	725
Commercial And Industrial [Member]
Average recorded investment	2,378	1,211	1,468
Interest income recognized	178	32	100
Real Estate Construction Porfolio Segment [Member]
Average recorded investment	565	1,281	2,407
Interest income recognized	1	10	115
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Average recorded investment	3,068	3,529	4,356
Interest income recognized	89	98	160
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Average recorded investment	6,820	7,384	5,203
Interest income recognized	446	368	350
Consumer Portfolio Segment [Member]
Average recorded investment	5	6	6
Interest income recognized	$ 1	$ 1